INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 14,521
Cost at end of year	16,509	$ 14,521
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	17,739	18,622
Additions through business combinations	1,381	1,580
Additions, net of disposals	67	193
Held for sale	9	109
Assets held by subsidiaries disposed during the period	0	(17)
Non-cash additions	9	(1,053)
Foreign currency translation	1,151	(1,477)
Cost at end of year	$ 20,338	$ 17,739